UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2006
                                                 ------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    1700 BROADWAY
            35TH FLOOR
            NEW YORK, NEW YORK 10019



Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        MANAGER
Phone:        212-615-3425

Signature, Place, and Date of Signing:

/s/ Paul Segal                    NEW YORK, NY                   11/14/2006
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              30
                                                     --

Form 13F Information Table Value Total:          $783,438
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                                                (thousands)

List of Other Included Managers:                     NONE

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                                                    Form 13F INFORMATION TABLE (09/30/06)

                COLUMN 1 COLUMN 2       COLUMN 3      COLUMN 4            COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS CUSIP         VALUE        SHRS OR    SH/   PUT/   INVESTMENT  OTHER       SOLE  SHARED NONE
                                                      (X1000)      PRN AMOUNT PRN   CALL   DISCRETION  MANAGER
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
Ameren Corp              Common Stock   023608102      69,617     1,318,752.00 SH             SOLE              1,318,752   0     0
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Aquila Inc               Common Stock   03840P102      39,857     9,204,770.00 SH             SOLE              9,204,770   0     0
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Centerpoint Energy       Common Stock   15189T107      40,543     2,831,200.00 SH             SOLE              2,831,200   0     0
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Cheniere Energy          Common Stock   16411R208      16,804       565,594.00 SH             SOLE                565,594   0     0
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Cleco Corp               Common Stock   12561W105       2,200        87,150.00 SH             SOLE                 87,150   0     0
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CMS Energy Corp          Common Stock   125896100      80,653     5,585,400.00 SH             SOLE              5,585,400   0     0
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Constellation Energy
  Group I                Common Stock   210371100      43,038       727,000.00 SH             SOLE                727,000   0     0
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Deutsche Telekom AG ADR  Sponsored ADR  251566105          79         5,000.00 SH             SOLE                  5,000   0     0
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Duke Energy Corp         Common Stock   26441C105      17,999       596,000.00 SH             SOLE                596,000   0     0
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Duquesne Light Holdings  Common Stock   266233105         533        27,100.00 SH             SOLE                 27,100   0     0
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Edison International     Common Stock   281020107      46,612     1,119,400.00 SH             SOLE              1,119,400   0     0
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Entergy Corp             Common Stock   29364G103      32,606       416,800.00 SH             SOLE                416,800   0     0
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Exelon Corp              Common Stock   30161N101      31,675       523,212.00 SH             SOLE                523,212   0     0
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Fluor Corp               Common Stock   343412102       8,612       112,000.00 SH             SOLE                112,000   0     0
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Foster Wheeler Ltd       Common Stock   G36535139       9,976       258,500.00 SH             SOLE                258,500   0     0
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FPL Group                Common Stock   302571104      23,324       518,300.00 SH             SOLE                518,300   0     0
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Global Crossing Ltd      Common Stock   G3921A175       1,743        85,000.00 SH             SOLE                 85,000   0     0
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Level 3 Communication
  Inc                    Common Stock   52729N100         162        30,000.00 SH             SOLE                 30,000   0     0
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McDermott Intl           Common Stock   580037109       5,756       137,700.00 SH             SOLE                137,700   0     0
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Mirant Corp              Common Stock   60467R100      23,058       844,302.00 SH             SOLE                844,302   0     0
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Neustar Inc CLA          Common Stock   64126X201       1,110        40,000.00 SH             SOLE                 40,000   0     0
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NRG Energy Inc           Common Stock   629377508      65,680     1,449,900.00 SH             SOLE              1,449,900   0     0
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Reliant Energy Inc.      Common Stock   75952B105      59,798     4,857,700.00 SH             SOLE              4,857,700   0     0
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Shaw Group Inc           Common Stock   820280105      16,560       700,500.00 SH             SOLE                700,500   0     0
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Sierra Pacific Resources Common Stock   826428104      70,841     4,940,100.00 SH             SOLE              4,940,100   0     0
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Sprint Nextel Corp       Common Stock   852061100       2,487       145,000.00 SH             SOLE                145,000   0     0
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Southern Union Co        Common Stock   844030106      14,433       546,500.00 SH             SOLE                546,500   0     0
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Time Warner Telecom CLA  Common Stock   887317105         570        30,000.00 SH             SOLE                 30,000   0     0
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Unisource Energy Corp    Common Stock   909205106      56,598     1,698,100.00 SH             SOLE              1,698,100   0     0
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Unisource Energy Corp    Note 4.5%      909205AB2         516       500,000.00 PRN            SOLE                500,000   0     0
                          03/01
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                                                      783,438
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